Cover	Mar. 03, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2026
Entity File Number	000-53461
Entity Registrant Name	HIGH WIRE NETWORKS, INC.
Entity Central Index Key	0001413891
Entity Tax Identification Number	81-5055489
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	Floor 15
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	800
Local Phone Number	434-1012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30 North Lincoln Street
Entity Address, City or Town	Batavia
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60510